Life insurance assets and life insurance liabilities - Liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Reconciliation of movements in policy liabilities
Balance as at beginning of year	$ 7,377	$ 7,597
Movements in policy liabilities reflected in the income statement	559	516
Contract contributions recognised in policy liabilities	368	898
Contract withdrawals recognised in policy liabilities	(8,322)	(1,218)
Contract fees, expenses and tax recoveries	(44)	(73)
Change in external unit holders of managed investment schemes	1,458	(343)
Balance as at end of year	1,396	7,377
Life investment contracts
Reconciliation of movements in policy liabilities
Balance as at beginning of year	8,206	8,438
Movements in policy liabilities reflected in the income statement	221	504
Contract contributions recognised in policy liabilities	368	898
Contract withdrawals recognised in policy liabilities	(8,322)	(1,218)
Contract fees, expenses and tax recoveries	(44)	(73)
Change in external unit holders of managed investment schemes	1,458	(343)
Balance as at end of year	1,887	8,206
Life insurance contracts
Reconciliation of movements in policy liabilities
Balance as at beginning of year	(829)	(841)
Movements in policy liabilities reflected in the income statement	338	12
Balance as at end of year	(491)	(829)
Parent Entity
Reconciliation of movements in policy liabilities
Balance as at beginning of year
Balance as at end of year	$ 0